Other assets - Non-current and current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other assets
Guarantees and deposits - Non-Current	$ 20,434	$ 21,530
Guarantees and deposits - Current	344	420
Guarantees and deposits - Total	20,778	21,950
Prepayments and accrued income - Non-Current	18	11
Prepayments and accrued income - Current	6,887	5,694
Prepayments and accrued income - Total	6,905	5,705
Advances to suppliers - Current	8,927	11,296
Advances to suppliers - Total	8,927	11,296
Other assets - Non-Current	1,999	615
Other assets - Current	35,856	169,067
Other assets - Total	37,855	169,682
Non-Current	22,451	22,156
Current	52,014	186,477
Total	74,465	208,633
Benefit received	$ 32,301	$ 164,259